PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Automobiles — 8.7%
Tesla, Inc.*	15,587	$16,796,551
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	7,231	1,887,074
Capital Markets — 4.9%
Goldman Sachs Group, Inc. (The)	11,267	3,719,237
KKR & Co., Inc.	30,456	1,780,762
S&P Global, Inc.	9,478	3,887,686
		9,387,685
Entertainment — 0.6%
Spotify Technology SA*	7,743	1,169,348
Food & Staples Retailing — 5.5%
Costco Wholesale Corp.	18,295	10,535,176
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	27,999	4,809,108
Interactive Media & Services — 13.6%
Alphabet, Inc. (Class A Stock)*	2,519	7,006,221
Alphabet, Inc. (Class C Stock)*	4,368	12,199,780
Match Group, Inc.*	18,488	2,010,385
Meta Platforms, Inc. (Class A Stock)*	10,570	2,350,345
Snap, Inc. (Class A Stock)*	52,847	1,901,964
ZoomInfo Technologies, Inc.*	11,567	691,013
		26,159,708
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.*	4,163	13,571,172
Chewy, Inc. (Class A Stock)*(a)	48,207	1,965,881
		15,537,053
IT Services — 11.7%
Block, Inc.*	20,998	2,847,329
Mastercard, Inc. (Class A Stock)	18,301	6,540,411
Shopify, Inc. (Canada) (Class A Stock)*	6,309	4,264,632
Twilio, Inc. (Class A Stock)*	12,225	2,014,802
Visa, Inc. (Class A Stock)(a)	30,563	6,777,957
		22,445,131
Life Sciences Tools & Services — 0.7%
Danaher Corp.	4,636	1,359,878
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,773	3,750,664
Pharmaceuticals — 4.1%
Eli Lilly & Co.	27,527	7,882,907
Road & Rail — 2.2%
Uber Technologies, Inc.*	116,576	4,159,432
Software — 15.8%
Adobe, Inc.*	18,641	8,493,212
Microsoft Corp.	39,875	12,293,861
salesforce.com, Inc.*	45,105	9,576,694
		30,363,767
	Shares	Value
Common Stocks (continued)
Specialty Retail — 3.1%
Carvana Co.*(a)	12,151	$1,449,493
Home Depot, Inc. (The)	10,652	3,188,463
TJX Cos., Inc. (The)	23,292	1,411,029
		6,048,985
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	72,902	12,729,418
Textiles, Apparel & Luxury Goods — 7.8%
Kering SA (France), ADR	41,824	2,643,695
Lululemon Athletica, Inc.*	11,362	4,149,743
NIKE, Inc. (Class B Stock)	61,830	8,319,845
		15,113,283

Total Long-Term Investments (cost $69,371,869)		190,135,168
Short-Term Investments — 6.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,449,372	2,449,372
PGIM Institutional Money Market Fund (cost $9,091,261; includes $9,089,347 of cash collateral for securities on loan)(b)(wa)	9,107,737	9,099,540

Total Short-Term Investments (cost $11,540,633)		11,548,912

TOTAL INVESTMENTS—104.8% (cost $80,912,502)		201,684,080

Liabilities in excess of other assets — (4.8)%		(9,149,232)

Net Assets — 100.0%		$192,534,848

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,714,550; cash collateral of $9,089,347 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1